Significant Accounting Policies (Details Narrative) - USD ($)	Aug. 31, 2019	Nov. 30, 2018
Accounting Policies [Abstract]
Deferred revenue	$ 1,469,716	$ 2,362,500
Raw materials	123,875	144,659
Work in process	96,053	73,927
Finished goods	$ 0	$ 33,065